Subsequent Events - Additional Information (Detail) - USD ($)				12 Months Ended
	May 09, 2018	Apr. 16, 2018	Apr. 03, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018	Dec. 31, 2015
Subsequent Event [Line Items]
Shares outstanding				2,628,749	2,628,749	2,628,749	671,069
Chief Executive Officer
Subsequent Event [Line Items]
Related party transaction amounts of transaction		$ 350,000
Chief Financial Officer
Subsequent Event [Line Items]
Related party transaction amounts of transaction		$ 240,000			$ 65,000
Common Stock
Subsequent Event [Line Items]
Sale of common stock				150,211	511,852
2009 Plan
Subsequent Event [Line Items]
Common stock reserved for issuance						554,963
Shares available for future grants						0
2009 Plan | Stock Options
Subsequent Event [Line Items]
Shares outstanding						0
Subsequent Event
Subsequent Event [Line Items]
Warrant to purchase shares of common stock			38,400
Subsequent Event | Common Stock | Minimum
Subsequent Event [Line Items]
Warrants exercise price per share			$ 5.00
Subsequent Event | Common Stock | Cancer Revolution, LLC
Subsequent Event [Line Items]
Warrant to purchase shares of common stock			425,000
Subsequent Event | Common Stock | Cancer Biotech, LLC
Subsequent Event [Line Items]
Warrant to purchase shares of common stock			225,000
Subsequent Event | Common Stock | Inception Capital Management, LLC
Subsequent Event [Line Items]
Warrant to purchase shares of common stock			144,352
Subsequent Event | Common Stock | World Wide Holdings, LLC
Subsequent Event [Line Items]
Warrant to purchase shares of common stock			50,000
Subsequent Event | Service Agreement | CIC Innovation Communities LLC
Subsequent Event [Line Items]
Lease agreement description		On April 16, 2018, the Company executed a service agreement with CIC Innovation Communities, LLC, to establish and lease offices at the Cambridge Innovation Center at 1 Broadway, Floor 14, Cambridge, MA 02142. The Company does not have a long-term agreement in place to occupy this location, but rather occupies on a month-to-month basis.
Lease agreement executed date		Apr. 16, 2018
Subsequent Event | Space Utilization Agreement | Board of Regents of University of Texas System
Subsequent Event [Line Items]
Lease agreement description		On April 16, 2018, the Company also executed a space utilization agreement with the Board of Regents of the University of Texas System to establish and lease offices at the Dell Medical School located 1701 Trinity Street, Suite 3.322, Austin, Texas 78705. The Company pays $4,000 per month to occupy this location and the lease is effective until October 31, 2018.
Lease agreement executed date		Apr. 16, 2018
Lease agreement rental expense		$ 4,000
Lease agreement expiration date		Oct. 31, 2018
Subsequent Event | 2018 Equity Incentive Plan
Subsequent Event [Line Items]
Common stock reserved for issuance			4,160,000
Common stock incentive plan description			The number of shares of common stock reserved for issuance under the 2018 Plan will automatically increase on January 1 of each year, beginning on January 1, 2019 by 5% of the total number of shares of the Company's Common Stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the administrator
Annual percentage increase in number of shares of common stock reserved for issuance			5.00%
Subsequent Event | 2018 Employee Stock Purchase Plan
Subsequent Event [Line Items]
Annual percentage increase in number of shares of common stock reserved for issuance			2.00%
Shares authorized for the issuance of common stock to purchase rights granted to employees			208,500
Employee stock purchase plan description			The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year, from January 1, 2019 by the lesser of 2% of the total number of shares of our common stock outstanding on December 31 of the preceding calendar year or a number determined by the administrator of the ESPP.
Subsequent Event | IPO
Subsequent Event [Line Items]
Sale of common stock			1,280,000
Sale of stock, price per share			$ 5.00
Estimated net proceeds of common stock			$ 5,025,000
Underwriting discounts, commissions and offering expenses			$ 895,000
Warrant issued to purchase common stock, percentage			3.00%
Subsequent Event | Private Placement | Maxim Group, LLC
Subsequent Event [Line Items]
Sale of common stock	828,500
Sale of stock, price per share	$ 12.07
Warrants exercise price per share	$ 15.62
Net proceeds from commissions and expenses	$ 9,250,000
Subsequent Event | Private Placement | Maxim Group, LLC | Maximum
Subsequent Event [Line Items]
Warrant to purchase shares of common stock	621,376
Subsequent Event | Private Placement | Maxim Group, LLC | Minimum
Subsequent Event [Line Items]
Warrants exercise price per share	$ 4.25